200 Berkeley Street Boston, Massachusetts 02116 (617) 572-0320 Email: PMinella@jhancock.com

Paula J. Minella

AVP and Senior Counsel

May 27, 2020

VIA EDGAR

Sonny Oh, Esq.

Division of Investment Management

Securities and Exchange Commission

Washington, D.C. 20549

RE:	John Hancock Life Insurance Company of New York:

John Hancock Life Insurance Company of New York Separate Account B

“Accumulation Survivorship Variable Universal Life 2020” (“ASVUL 2020”)

Initial Registration Statement filed on Form N-6

File No. 811-8329

John Hancock Life Insurance Company of New York Separate Account B

“Majestic Survivorship Variable Universal Life 2020” (“MSVUL 2020”)

Initial Registration Statement filed on Form N-6

File No. 811-08329

Commissioners:

Conveyed herewith via EDGAR for filing under the Securities Act of 1933 (“1933 Act”), pursuant to Rule 101(a)(i) of Regulation S-T, is the initial Form N-6 registration statement for the Separate Account A (“Registrant”) relating to the Accumulation Survivorship Variable Universal Life 2020 (“ASVUL NY 2020”) and Majestic Survivorship Variable Universal Life 2020 (“MSVUL NY 2020”) insurance policies to be offered by John Hancock Life Insurance Company of New York (“John Hancock NY” or the “Depositor”).

The purpose of this filing is to add the ASVUL NY 2020 and MSVUL NY 2020 (collectively the “JH NY products”) prospectuses to the Registrant’s filing under the Investment Company Act of 1940 and to obtain separate 1933 Act file number for the separate account interests offered through the prospectuses.

Background of Enclosed Filings

The ASVUL NY 2020 and MSVUL NY 2020 policies and prospectuses are substantially similar to the John Hancock Life Insurance Company (U.S.A.) Separate Account A - Accumulation Survivorship Variable Universal Life 2020 and Majestic Survivorship Variable Universal 2020 policies and prospectuses filed by John Hancock USA (collectively “JHUSA products”). The separate account interests under the ASVUL 2020 and MSVUL 2020 policies were registered by John Hancock USA Separate Account A, on February 14, 2020 under File Nos. 811-4834 and 333-236446 and 333-236447.

Other than the Registrant and Depositor, the primary ways in which the JH NY products differ from the JH USA products are as follows:

(1) The JH NY does not offer Healthy Engagement Core Rider;

(2) The Maximum Percentage of Surrender Charge table is different;

(3) The guaranteed minimum segment cap rate for the Base High Par Capped Indexed Account is 3% for policies issued in NY; and

(4) The Maximum Loan Interest Credit Differential is 3.35% for policy years 1-10 and 2% thereafter.

Matters to be Completed by Pre-Effective Amendment

Registrant will file a pre-effective amendment to respond to comments of the Commission staff and otherwise complete the enclosed filings prior to effectiveness, including adding the required exhibits and consents, and adding the audited fiscal year end 2019 financial statements for the Registrant and the Depositor. Registrant would appreciate receiving any comments the Commission staff may have prior to that time pertaining to the enclosed registration statement.

Request for Selective Review

In view of the similarities between the enclosed JH NY products and the JH USA products, we hereby request, on behalf of Registrant and the Depositor, that the staff accord the enclosed registration statement expedited selective review.

Request for Acceleration

An oral request for acceleration of the enclosed filing may be made. The Registrant and its Principal Underwriter have authorized us to hereby state to the Commission on their behalf that they are aware of their obligations under the Securities Act of 1933.

Registrant does, hereby acknowledge and agree, that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct all questions to the undersigned at (617) 572-0320.

Thank you.

Sincerely,

/s/ Paula J. Minella

Paula J. Minella
AVP and Senior Counsel
Enclosure